Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill Abstract
Goodwill

16. Goodwill

In accordance with IAS 36 - Impairment of assets, Goodwill is tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired.

The impairment test of goodwill is performed at the level corresponding to the operating segments (refer to Note 5), which is the lowest level at which goodwill is monitored and performances assessed.

For the purpose of impairment testing, goodwill is allocated as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Biopharmaceutical and Diagnostic Solutions	31,805	31,805
Engineering Systems (*)	18,178	18,178
Total Goodwill	49,983	49,983

(*) After finalization of the accounting related to the acquisition of Perugini S.r.l., the goodwill resulting from the allocation of the consideration to the asset and liabilities acquired was confirmed in the amount of EUR 2,740 thousand. This goodwill was allocated to the "Engineering Systems" CGU.

The objective of the impairment test is to compare the recoverable amount of each CGU with their corresponding carrying amount of net assets including goodwill. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. The Group determines the value in use of the CGU to which the goodwill refers, meaning the present value of the future cash flows expected to be derived from continuous use of the assets; any cash flows arising from extraordinary events are therefore ignored.

The impairment test is performed every year at year end.

The value in use has been determined by applying the Discounted Cash Flow ("DCF") method. This method has been applied with a two-stage approach, (i) the first corresponding to the explicit forecast period in the business plan (2025-2029) plus a 2030 prudently estimated by management on previous forecasted years and (ii) the second corresponding to a terminal value derived with inertial criteria for the period after 2030. The explicit period corresponds with the horizon covered by the budget and the plans prepared by management and approved by the Audit Committee, assuming realistic scenarios on the information available at the reporting date, including macroeconomic indicators and geo-political trends.

The principal assumptions adopted by management in drawing up the projections relates mainly to a growth in volumes of products and different product mixes, shifting to high-value solutions sales, expanding the SG EZ-fill® industrial footprint to address customer proximity and reshoring needs, completing the development of the DDS proprietary product portfolio and development CDMO opportunities, and continuing business optimization efforts in engineering. Volumes and sales mix used for estimating the future cash flows are based on assumptions that are considered reasonable and sustainable and represent the best estimate of expected conditions regarding market trends for the CGUs over the period considered.

The growth rate in terminal value used for projecting beyond the explicit planning period (2025-2030) is 1% for all CGUs, deemed representative of a precautionary growth rate in terminal values, given the potential future competition within the sector and the discount factor considered.

The cash flows and discount rate were determined net of tax. Future cash flows are discounted using the weighted average cost of capital (WACC); this is estimated with a beta factor derived on the basis of a peer group. The discount rates, 7.4% for BDS and 6.7% for ESD, therefore reflect current market assessments and the time value of money and takes account of the risks specific to the sector. The discount rates used in the previous year were respectively 7.7% for BDS and 7.5% for ESD.

The results obtained using the discounted cash flow method have been tested for their sensitivity to changes in certain key variables, within reasonable ranges. The variables altered were (i) the WACC (between 6.4% and 8.4% for BDS and 5.7% and 7.7% for ESD), (ii) the long-term growth rate (in the range 0%-3%) and (iii) the EBITDA at continuing value (between -20% and +20%). The sensitivity analysis confirmed the absence of impairment indicators.

Finally, the discount rate and variation to the forecast EBITDA at continuing value within the impairment test have been identified that would allow a value in use equal to the carrying amount of the net assets of the respective CGU. This further sensitivity analysis resulted in the identification of breakeven for the BDS CGU with a WACC of 13.4%, or an average contraction of EBITDA at continuing value (everything else equal) of 41.9%. With regards to the ESD CGU, these indicators equated to a reduction in the EBITDA at continuing value of 85.9% and a WACC of 17.9%.

The impairment test for the goodwill did not result in any need for impairment.